Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions			12 Months Ended
	Oct. 01, 2025 CAD ($)	Oct. 01, 2025 USD ($)	Jan. 31, 2026 CAD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 EUR (€)	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2026 EUR (€)	Jan. 31, 2025 EUR (€)	May 10, 2024
Disclosure of detailed information about borrowings [line items]
Transaction costs			$ 12.6			$ 0.0
Research and development expense			434.7			391.1
Revolving credit facility current borrowing capacity			1,500.0
Revolving credit facility remaining borrowing capacity			$ 0.0			$ 0.0
Percentage of trade and other receivable subject to borrowings calculation			75.00%	75.00%	75.00%
Percentage of inventories subject to borrowings calculation			50.00%	50.00%	50.00%
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Undrawn revolving credit comment fee percentage			0.25%	0.25%	0.25%
Canadian Overnight Repo Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates						1.70%			1.70%
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates			1.70%					1.70%
Base Rate Plus Interest [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates			0.70%			0.70%		0.70%	0.70%
Prime Rate Plus Interest [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates			0.70%					0.70%
Euro Libor Plus [member]
Disclosure of detailed information about borrowings [line items]
Interest rates			1.70%					1.70%
Bottom of range [member] | Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Undrawn revolving credit comment fee percentage			0.25%	0.25%	0.25%
Bottom of range [member] | Canadian Overnight Repo Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates										0.45%
Top of range [member] | Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Undrawn revolving credit comment fee percentage			0.40%	0.40%	0.40%
Top of range [member] | Canadian Overnight Repo Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates										3.00%
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 4.4
Borrowings, adjustment to interest rate basis		0.50%
Percentage of minimum repayment of borrowings			0.25%	0.25%	0.25%
Repayment of borrowings			$ 22.5	$ 16.2		$ 20.9	$ 15.2
Net reduction		$ 200.7
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €								€ 67.1	€ 88.0
Term loans [member] | Austrian government programs [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount			$ 0.7			$ 3.6		€ 0.4	€ 2.4
Loan interest maturity description			interest rate of 1.75% and maturity date of June 2028.	interest rate of 1.75% and maturity date of June 2028.	interest rate of 1.75% and maturity date of June 2028.	interest rate varying between 2.50% and 3.23% with maturity dates varying from March 2028 to December 2028.	interest rate varying between 2.50% and 3.23% with maturity dates varying from March 2028 to December 2028.
Research and development expense			$ 0.2		€ 0.1
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs			0.0
Term loan facility maximum borrowing capacity		465.7
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Increased amount of borrowings		88.0
Unamortized Transaction Costs			$ 0.0
Term facility B-2 [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.25%					2.25%
SOFR floor rate			0.50%	0.50%	0.50%
Term facility B-3 [Member]
Disclosure of detailed information about borrowings [line items]
Increased amount of borrowings		$ 177.0
Unamortized Transaction Costs	$ 8.2		$ 9.4
Term facility B-3 [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.25%					2.25%
SOFR floor rate			0.00%	0.00%	0.00%